Operating Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Operating Lease Obligations [Abstract]
Schedule of Future Minimum Rental Payments [Table Text Block]

Years ending December 31,
2013	$119
2014	110
2015	89
2016	83
2017	44
2018 and beyond	-
Total minimum payments required	$445